Acquisition of Subsidiaries: Schedule of Assets Acquired and Liabilities Assumed (1) (Details) (IpsAcquisitionCorpMember, USD $)	Jul. 15, 2013
IpsAcquisitionCorpMember
Total Purchase Price	$ 44,035,500
Cost of Construction in Progress	$ 44,035,000